Trust Account (Tables)	12 Months Ended
Dec. 31, 2019
Trust Account and Fair Value Measurements
Summary of fair values of its investments

			Quoted prices in
	Carrying Value at	Gross unrealized	Active Markets
	December 31,2019	Holding Gain	(Level 1)
Treasury Securities Held as of December 31, 2019(1)	$403,960,089	$31,347	$403,991,436